DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
As of September 30, 2017 and December 31, 2016, debt consists of the following (in thousands):

	2017	2016

Contractual obligations under Credit Facility	$139,978	$169,158
Debt discount and issuance costs, net	(59,822)	(81,094)

Net carrying value of Credit Facility	80,156	88,064
Less current maturities	(11,750)	(24,750)

Long-term debt, net of current maturities	$68,406	$63,314

As of December 31, 2015 and 2016, debt consists of the following (dollars in thousands):

	2015	2016
Credit Facility, net of discount	$—	$88,064
Line of credit	14,700	—
Note payable, interest at 9.0%	114	—
Total	14,814	88,064
Less current maturities	(14,814)	(24,750)

Long-term debt, net of current maturities	$—	$63,314

Summary of Debt Activities During the Year [Table Text Block]
Presented below is a summary of activity related to the funded debt for the nine months ended September 30, 2017 (in thousands):

	December 31,	PIK	Amendment/	Liability	Principal Reductions			Accretion	September 30,
	2016	Accrual	Fees	Adjustments	Scheduled	Prepayments		Expense	2017

Contractual liabilities:
Principal balance	$107,900	$2,038	$-	$-	$(13,500)	$(21,493)	(1)	$-	$74,945
Mandatory trigger event exit fees	55,258	-	-	5,775	-	-		-	61,033
Mandatory consulting fees	6,000	-	-	-	(2,000)	-		-	4,000

Total contractual liability	$169,158	$2,038	$-	$5,775	$(15,500)	$(21,493)		$-	$139,978

Debt discount and issuance costs:
Original issue discount	$2,150	$-	$-	$-	$-	$(269)	(2)	$-	$1,881
Origination fee	5,375	-	-	-	-	(673)	(2)	-	4,702
Amendment fee	8,600	-	1,075	-	-	(1,080)	(2)	-	8,595
Fair value of warrants	7,608	-	-	-	-	(952)	(2)	-	6,656
Consulting fees to lenders	7,720	-	-	-	-	(966)	(2)	-	6,754
Mandatory trigger event exit fees	55,258	-	-	5,775	-	(7,480)	(2)	-	53,553
Other issuance costs	3,823	-	287	-	-	(481)	(2)	-	3,629

Total discount and issuance costs	90,534	-	1,362	5,775	-	(11,901)		-	85,770
Cumulative accretion	(9,440)	-	-	-	-	2,040	(2)	(18,548)	(25,948)

Net discount	81,094	-	1,362	5,775	-	(9,861)		(18,548)	59,822

Net carrying value	$88,064	$2,038	$(1,362)	$-	$(15,500)	$(11,632)		$18,548	$80,156

(1)
Mandatory principal prepayments in the aggregate of $21.5 million, are comprised of (i) $14.1 million in April 2017 in connection with the insurance settlement discussed in Note 8, (ii) a principal payment of $4.0 million in May 2017 for 75% of Excess Cash Flow for the quarter ended March 31, 2017, (iii) a principal payment of $2.5 million in May 2017 required under the Third Amendment, and (iv) mandatory principal prepayments required for customer prepayments received in the second and third quarters of 2017 of $0.9 million for service periods commencing more than one year after the contract effective date.

(2)
Due to the mandatory prepayments of principal discussed under (1) above, the Company recorded a loss of $9.9 million, consisting of a write-off of the debt discounts and issuance costs associated with the funded debt in the aggregate amount of $11.9 million, less the previously recognized accretion expense related to these amounts of $2.0 million. The amount of debt discounts and issuance costs written off was based on the percentage of principal prepaid in relation to the total contractual liabilities immediately before the prepayment.

Presented below is a summary of activity related to the funded debt, including allocated debt issuance costs, for the period from June 24, 2016 (inception of the loan) through December 31, 2016 (in thousands):

	June 24,	PIK	Liability	Principal		Funding	Amendment	December 31,
	2016	Accrual	Adjustments	Borrowings	Payments	Transfers(1)	Costs	2016
Contractual liabilities:
Principal balance	$30,000	$900	$—	$77,500	$(500)	$—	$—	$107,900
Mandatory trigger event exit fees	45,301	—	9,957	—	—	—	—	55,258
Mandatory consulting fees	—	—	6,000	—	—	—	—	6,000
Total contractual liability	$75,301	$900	$15,957	$77,500	$(500)	$—	$—	$169,158
Debt discount and issuance costs:
Original issue discount	$600	$—	$—	$1,550	$—	$—	$—	$2,150
Origination fee	1,500	—	—	—	—	3,875	—	5,375
Amendment fee	—	—	—	—	—	—	8,600	8,600
Fair value of warrants	2,123	—	—	—	—	5,485	—	7,608
Consulting fees to lenders	480	—	6,000	—	—	1,240	—	7,720
Mandatory trigger event exit fees	45,301	—	9,957	—	—	—	—	55,258
Other issuance costs	697	—	—	—	—	1,799	1,327	3,823
Total discount and issuance costs	$50,701	$—	$15,957	$1,550	$—	$12,399	$9,927	$90,534
Amortization expense, net(2)								(9,440)
Net discount								81,094
Net carrying value								$88,064

(1)	The proportionate debt issuance costs for periods prior to the funding date were transferred from the unfunded debt to the funded debt in October 2016 in connection with the Amendment.

(2)	Consists of $8.4 million of accretion related to funded debt, plus a $1.1 million transfer of amortization from the unfunded debt issuance costs in October 2016 in connection with the Amendment.

Debt Issuance Costs Allocated to Unfunded Portion [Table Text Block]
Presented below is a summary of activity related to debt issuance costs allocated to the unfunded debt for the period from June 24, 2016 (inception of the loan) through December 31, 2016 (in thousands):

	June 24, 2016	Funding Transfers(1)	Amendment Costs	December 31, 2016
Origination fee	$4,750	$(3,875)	$—	$875
Amendment fee	—	—	1,400	1,400
Fair value of warrants	6,724	(5,485)	—	1,239
Consulting fees to lenders	1,520	(1,240)	—	280
Other issuance costs	2,205	(1,799)	183	589

Total deferred debt issuance costs	$15,199	$(12,399)	$1,583	4,383
Amortization expense, net(2)				(433)

Deferred debt issuance costs, net				$3,950

(1)
The proportionate costs and accumulated amortization for the period prior to the funding date were transferred from the unfunded debt to the funded debt in October 2016 in connection with the Amendment.

(2)
Consists of amortization expense related to unfunded debt of $1.5 million for the period through October 2016, net of the transfer of $1.1 million of accumulated amortization upon funding of $77.5 million in connection with the Amendment in October 2016.

Schedule of Future Maturities of Debt [Table Text Block]
the scheduled future maturities are as follows (in thousands):

12-Month Period Ending	Credit Facility
September 30,	Principal	Exit Fees	Consulting	Other	Total

2018	$9,750	$-	$2,000	$-	$11,750
2019	15,000	-	2,000	-	17,000
2020	50,195	61,033	-	-	111,228

Total	$74,945	$61,033	$4,000	$-	$139,978

the scheduled future maturities as of December 31, 2016, are as follows (in thousands):

Year Ending December 31,	Principal		Trigger Event Fees	Consulting	Total
2017	$22,750	(1)	$—	$2,000	$24,750
2018	28,500		—	2,000	30,500
2019	30,000		—	2,000	32,000
2020	26,650		55,258	—	81,908

Total	$107,900		$55,258	$6,000	$169,158

(1)	Consists of aggregate monthly principal amortization as set forth in the Third Amendment to the Credit Facility discussed in Note 12.

Schedule of Interest Expense [Table Text Block]
The components of interest expense for the nine months ended September 30, 2017 and 2016 are presented below (in thousands):

	2017		2016
Credit Facility:
Interest expense at 12.0%	$(8,327)		$(993)
PIK interest at 3.0%	(2,038)		(253)
Accretion expense for funded debt	(18,548)		(3,326)
Make-whole interest expense	(4,607)	(1)	—
Interest on other borrowings	(109)		(448)

Total interest expense	$(33,629)		$(5,020)

(1)	Consists of make-whole interest payment associated with a $14.1 million principal prepayment due to the insurance settlement discussed in Note 8.

The components of interest expense for the years ended December 31, 2014, 2015 and 2016 are presented below (in thousands):

	2014	2015	2016
Credit Facility:
Interest expense at 12.0%	$—	$—	$3,597
PIK interest at 3.0%	—	—	900
Accretion expense for funded debt	—	—	8,371
Interest on other borrowings	742	829	488

Total interest expense	$742	$829	$13,356

Schedule of Debt Related Fee [Table Text Block]
The components of other debt financing expenses for the nine months ended September 30, 2017 and 2016 are presented below (in thousands):

	2017		2016
Unused line fees	$(664)		$(3,094)
Collateral monitoring fees	(1,734)		(41)
Write-off of debt discount and issuance costs	(9,861)	(1)	-
Target date fee for delayed closing of merger	(1,250)		-
Amortization of debt issuance costs related to unfunded debt	(855)		(1,020)
Amortization of prepaid agent fees	(340)		(123)

Total other debt financing expenses	$(14,704)		$(4,278)

(1)	Consists of the write-off of the proportional debt discount and issuance costs associated with $21.5 million of principal prepayments for the nine months ended September 30, 2017.

The components of fees associated with debt financings for the years ended December 31, 2014, 2015 and 2016 are presented below (in thousands):

	2014	2015	2016
Unused line fees
Collateral monitoring fees	$—	$—	$4,095
Amortization of debt issuance costs related to unfunded debt	—	—	538
Amortization of prepaid agent fees and other	—	—	1,501
Interest on other borrowings	—	—	237

Total debt financing fees	$—	$—	$6,371